As filed with the Securities and Exchange Commission on May 7, 1997

                                            1933 Act Registration No. 33-10207
                                            1940 Act Registration No. 811-4904


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.

                          Post-Effective Amendment No. 22               X


                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 22                      X


                         IAI INVESTMENT FUNDS III, INC.
               (Exact Name of Registrant as Specified in Charter)

                       3700 First Bank Place, P.O. Box 357
                          Minneapolis, Minnesota 55440
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 376-2700
              (Registrant's Telephone Number, including Area Code)



Christopher J. Smith, Esq.                      Copy to:
3700 First Bank Place                           Michael J. Radmer, Esq.
P.O. Box 357                                    Dorsey & Whitney
Minneapolis, Minnesota  55440                   220 South Sixth Street
(Name and Address of Agent for Service)         Minneapolis, Minnesota  55402


 It is proposed that this filing will become effective (check appropriate box)

   X    immediately upon filing pursuant to paragraph (b)
  ---

  ---   on (date) pursuant to paragraph (b)
  ---   60 days after filing pursuant to paragraph (a)(1)
  ---   on (date) pursuant to paragraph (a)(1)
  ---   75 days after filing pursuant to paragraph (a)(2)
  ---   on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

  --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Rule 24f-2 Notices were last filed with the Commission on March 26, 1997.

                         IAI INVESTMENT FUNDS III, INC.

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

Item Number       Caption                                            Prospectus Caption
-----------       -------                                            ------------------

        1         Cover Page....................................     Cover Page of Prospectus

        2         Synopsis......................................     Fund Expense Information

        3         Condensed Financial Information...............     Investment Performance

        4         General Description of Registrant ............     Investment Objective and Policies;
                                                                     Description of Common Stock; Additional
                                                                     Information

        5         Management of the Fund........................     Fund Expense Information; Management;
                                                                     Additional Information; Custodian, Transfer
                                                                     Agent and Dividend Disbursing Agent

        5A        Management's Discussion of Fund Performance...
                  Information...................................     Information is contained in the Annual Report

        6         Capital Stock and Other Securities............     Dividends, Distributions and Tax Status;
                                                                     Description of Common Stock; Additional
                                                                     Information

        7         Purchase of Securities Being Offered..........     Computation of Net Asset Value and Pricing;
                                                                     Purchase of Shares; Automatic Investment
                                                                     Plan; Exchange Privilege; Automatic Exchange
                                                                     Plan; Retirement Plans; Authorized Telephone
                                                                     Trading

        8         Redemption or Repurchase......................     Systematic Cash Withdrawal Plan; Redemption
                                                                     of Shares; Authorized Telephone Trading

        9         Pending Legal Proceedings.....................     Not Applicable




Item Number       Caption                                            Statement of Additional Information Caption
-----------       -------                                            -------------------------------------------

        10        Cover Page....................................     Cover Page of Statement of Additional
                                                                     Information

        11        Table of Contents.............................     Table of Contents

        12        General Information and History...............     Management

        13        Investment Objectives and Policies............     Investment Objectives and Policies;
                                                                     Investment Restrictions

        14        Management of the Fund........................     Management

        15        Control Persons and Principal
                  Holders of Securities.........................     Management; Capital Stock

        16        Investment Advisory and Other Services........     Management; Counsel and Auditors; Custodian;
                                                                     Transfer Agent and Dividend Disbursing Agent

        17        Brokerage Allocation..........................     Portfolio Transactions and Allocation of
                                                                     Brokerage

        18        Capital Stock and Other Securities............     Capital Stock

        19        Purchase, Redemption and Pricing
                  of Securities Being Offered...................     Purchase and Redemptions In Kind; Net Asset
                                                                     Value and Public Offering  Price

        20        Tax Status....................................     Tax Status

        21        Underwriters..................................     Not Applicable

        22        Calculation of Performance Data...............     Investment Performance

        23        Financial Statements..........................     Financial Statements

                       Registration Statement on Form N-1A
                                       of
                         IAI Investment Funds III, Inc.
                               (File No. 33-10207)



                                     Part A


     The Prospectus dated December 4, 1996 of IAI Investment Funds III, Inc. relating to IAI Latin America Fund is incorporated by reference to said Prospectus as filed with the commission pursuant to Rule 497(c) on or about December 13, 1996.

                       Registration Statement on Form N-1A
                                       of
                         IAI Investment Funds III, Inc.
                               (File No. 33-10207)



                                     Part B


     The Statement of Additional Information dated December 4, 1996 of IAI Investment Funds III, Inc. relating to IAI Latin America Fund is incorporated by reference to said Prospectus as filed with the commission pursuant to Rule 497(c) on or about December 13, 1996.

                                     PART C


Item 24. Financial Statements and Exhibits
------------------------------------------

         (a)  Financial Statements (Series A and B) (1)
              Financial Statements (Series C)

         (b)  Exhibits

              (1A)  Articles of Incorporation (2)
              (1B)  Certificate of Designation (Series B) (2)
              (1C)  Certificate of Designation (Series C) (2)


              (2)   Bylaws (2)

              (5A)  Management Agreement (Series A) (2)
              (5B)   Management Agreement (Series B) (2)
              (5C)  Management Agreement (Series C) (2)
              (5D)  Subadvisory Agreement (Series A) (2)
              (5E)  Subadvisory Agreement (Series B) (2)
              (5F)  Subadvisory Agreement (Series C) (2)


              (6A)  Dealer Sales Agreement (Series A and B) (1)
              (6B)  Dealer Sales Agreement (Series C) (2)
              (6C)  Shareholder Services Agreement (2)

              (8A)  Custodian Agreement  (Series A) (2)
              (8B)  Custodian Agreement (Series B) (2)
              (8C)    Custodian Agreement (Series C)

--------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on April 1, 1996.

     (2) Incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on September 20, 1996.

Item 25. Persons Controlled by or Under Common Control with Registrant.
-----------------------------------------------------------------------

     See the sections of the Prospectus entitled "Management" and "Description of Common Stock" and the section of the Statement of Additional Information entitled "Management," filed as part of this Registration Statement.

Item 26. Number of Holders Securities.
--------------------------------------

                                                                       Number of Record Holders
Portfolio                                     Title of Class             as of March 31, 1997
---------                                     --------------             --------------------

IAI International Fund                     Common Stock (Series A)            2,835
IAI Developing Countries Fund              Common Stock (Series B)              804
IAI Latin America Fund                     Common Stock (Series C)              231


Item 27. Indemnification.
-------------------------

     Incorporated by reference to Post-Effective Amendment to Registrant's Registration Statement on Form N-1A filed on May 22, 1996.

Item 28. Business and Other Connections of Investment Adviser.
--------------------------------------------------------------

     Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Management" and in Part B of this Registration Statement in the section "Management."

     The senior officers and directors of IAI and their titles are as follows:

     Name                                  Title
     ----                                  -----

Jeffrey R. Applebaum                       Senior Vice President
Scott Allen Bettin                         Senior Vice President
Archie Campbell Black, III                 Senior Vice President/Treasurer
Iain D. Cheyne                             Director
Stephen C. Coleman                         Senior Vice President
Larry Ray Hill                             Executive Vice President
Richard A. Holway                          Senior Vice President
Irving Philip Knelman                      President/Director
Kevin McKendry                             Director
Timothy A. Palmer                          Senior Vice President
Peter Phillips                             Director
Noel Paul Rahn                             Chief Executive Officer/Director
James S. Sorenson                          Senior Vice President
R. David Spreng                            Senior Vice President
Christopher John Smith                     Senior Vice President/Secretary
Richard E. Struthers                       Executive Vice President


     All of such persons have been affiliated with IAI for more than two years except Messrs. Cheyne, McKendry and Phillips. Prior to being appointed to the Board in 1996, Mr. Cheyne was and remains General Manager of Corporate Banking of Lloyds Bank plc, St. George's House, 6-8 Eastcheap, London, England EC3M 1LL since 1972. Prior to being appointed to the Board in 1996, Mr. McKendry was and remains Bank Counsel to Lloyds Bank Plc, P.O. Box 2008, One Seaport Plaza, 199 Water Street, New York, NY 10038, since 1979. Prior to being appointed to the Board in 1996, Mr. Phillips was and remains Executive Vice President and General Manager of Lloyds Bank Plc, P.O. Box 2008, One Seaport Plaza, 199 Water Street, New York, NY 10038, since 1993.

     Certain directors and officers of IAI are directors and/or officers of the Registrant, as described in the section of the Statement of Additional Information entitled "Management," filed as a part of this Registration Statement.

     The address of the officers and directors of IAI is that of IAI, which is 3700 First Bank Place, P. O. Box 357, Minneapolis, Minnesota 55440.

     Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. Both IAI and IAI International are wholly-owned subsidiaries of Hill Samuel Group BV, a London-based merchant banking and financial services firm which, in turn, is owned by Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International and their titles are as follows:

Name                               Title
----                               -----

Noel Paul Rahn                     Chairman of the Board of Directors
Roy C. Gillson                     Chief Investment Officer/Director
Iain D. Cheyne                     Director
Irving Philip Knelman              Director
Hilary Fane                        Deputy Chief Investment Officer/Director
Feidhlim O'Broin                   Associate Director

     Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The officers and directors of IAI Trust Company and their titles are as follows:

Name                                Title
----                                -----

Archie C. Black                     Chairman of the Board/President/Treasurer
Christopher J. Smith                Director/Vice President
Susan J. Haedt                      Vice President
Thomas S. Smith                     Supervisor of Trust Services
Steven G. Lentz                     Secretary


Item 29.  Principal Underwriters
--------  ----------------------

         (a)      Not applicable

         (b)      Not applicable.

Item 30.  Location of Accounts and Records.
--------  ---------------------------------

     The Custodian for Registrant is Norwest Bank Minnesota, N.A., Norwest Center, Sixth & Marquette, Minneapolis, Minnesota 55479. The Custodian maintains records of all cash transactions of Registrant. All other books and records of Registrant, including books and records of Registrant's investment portfolios, are maintained by IAI. IAI also acts as Registrant's transfer agent and dividend disbursing agent, at 3700 First Bank Place, Minneapolis, Minnesota 55402.

Item 31. Management Services.
-----------------------------

     Not applicable.

Item 32. Undertakings.
----------------------

     (a) Not applicable.

     (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 1997.


                                      IAI INVESTMENT FUNDS III, INC.
                                      (Registrant)


                                      By  /s/ Richard E. Struthers, President
                                          Richard E. Struthers, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ Richard E. Struthers        President (principal           April 25, 1997
Richard E. Struthers            executive officer) & Director



/s/ Archie C. Black III         Treasurer (principal           April 25, 1997
Archie C. Black III             financial and accounting
                                officer)

Noel P. Rahn (1)
Director

Madeline Betsch (1)
Director

W. William Hodgson (1)
Director

George R. Long (1)
Director

J. Peter Thompson (1)
Director

Charles H. Withers (1)
Director


/s/ William C. Joas                   April 25, 1997
---------------------------------
William C. Joas
Attorney-in-fact


     (1) Registrant's directors executing Powers of Attorney dated August 18, 1993, and filed with the Commission on June 28, 1994.

                                  EXHIBIT INDEX
                                  -------------


Exhibit No.       Exhibit Description                     Sequential Page No.
-----------       -------------------                     -------------------

8                 Custodian Agreement (Series C)
99B               Financial Statements (Series C)